                         [LETTERHEAD OF LINCOLN LIFE]



                                          February 27, 1997



The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46892

RE:  Opinion and Consent of Counsel Pursuant to Rule 24f-2
     Lincoln National Flexible Premium Variable Life Account K
     (File No. 76432)

Gentlemen:

     As Counsel for The Lincoln National Life Insurance Company, the depositor of the subject Lincoln National Flexible Premium Variable Life Account K ("Separate Account") the undersigned is aware of and familiar with the registration statement filed with the Securities and Exchange Commission by the depositor on behalf of the Separate Account.

     Based on a review of the relevant law, documents and records, the undersigned is of the opinion that the securities issued during the fiscal year ended December 31, 1996, the registration of which the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 makes definite, were legally issued, fully paid and non-assessable.

     I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice dated February 27, 1997 files on behalf of the Separate Account.

                                          Respectfully submitted,

                                          /s/ Brian Burke
                                          --------------------------------
                                          Brian Burke
                                          Counsel

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer: LINCOLN NATIONAL FLEXIBLE PREMIUM
                                 VARIABLE LIFE ACCOUNT K



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  2. Name of each series or class of funds for which this notice is filed:




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  3. Investment Company Act File Number: 811-8412


     Securities Act File Number: 33-76432
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  4. Last day of fiscal year for which this notice is filed: 12/31/96

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A
                                                                            [_]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: N/A


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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: N/A

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  9. Number and aggregate sale price of securities sold during the fiscal year:

     21,059,313 shares    $29,991,778

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

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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      21,059,313 shares    $29,991,778

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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): -0-


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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $29,991,778
                                                                -----------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +         0
                                                                -----------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -10,787,830
                                                                -----------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +         0
                                                                -----------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                         19,203,948
                                                                -----------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):              x 1/3300
                                                                ----------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi):                                            5,819.40
                                                                ==========

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/26/97

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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ REED P. MILLER
                               ---------------------------------
                                     Vice President
                               ---------------------------------

      Date  2/27/97
            -----------------

  *Please print the name and title of the signing officer below the signature.
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